Derivative Financial Instruments and Off-balance sheet Financial Instruments	12 Months Ended
Dec. 31, 2013
Derivative Financial Instruments and Off-balance sheet Financial Instruments
7.	Derivative Financial Instruments and Off-balance sheet Financial Instruments

The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates. The Company does not use derivatives for speculative purposes.

Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate caps are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company also has a reinsurance treaty that is recorded as a derivative instrument, under which it primarily cedes reinvestment related risk on its structured settlement annuities to ALIC.

The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are guaranteed minimum accumulation and withdrawal benefits in reinsured variable annuity contracts; equity options in life product contracts, which provide equity returns to contractholders; and conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock.

The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Statements of Financial Position. The Company’s interest rate cap agreements are subject to enforceable master netting agreements; however, no offset amounts were required to net the carrying values as of December 31, 2013 or 2012.

Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2013. None of these derivatives are designated as accounting hedging instruments.

	Asset derivatives
($ in thousands)	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Interest rate contracts
Interest rate cap agreements	Other investments	$40,100	$1,076	$1,076	$—
Embedded derivative financial instruments
Conversion options	Fixed income securities	42	—	—	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	27,826	27,826	—

Total asset derivatives		$40,142	$28,902	$28,902	$—

	Liability derivatives
	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	$136,770	$(7,925)	$—	$(7,925)
Guaranteed withdrawal benefits	Contractholder funds	28,924	(677)	—	(677)
Equity-indexed options in life product contracts	Contractholder funds	9,581	(595)	—	(595)

Total liability derivatives		$175,275	$(9,197)	$—	$(9,197)

Total derivatives		$215,417	$19,705

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2012. None of these derivatives are designated as accounting hedging instruments.

	Asset derivatives
($ in thousands)	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Interest rate contracts
Interest rate cap agreements	Other investments	$152,400	$306	$306	$—
Embedded derivative financial instruments
Conversion options	Fixed income securities	1,000	83	83	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	34,655	34,655	—

Total asset derivatives		$153,400	$35,044	$35,044	$—

	Liability derivatives
	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	$148,926	$(15,508)	$—	$(15,508)
Guaranteed withdrawal benefits	Contractholder funds	29,800	(2,071)	—	(2,071)
Equity-indexed options in life product contracts	Contractholder funds	6,589	(298)	—	(298)

Total liability derivatives		$185,315	$(17,877)	$—	$(17,877)

Total derivatives		$338,715	$17,167

The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Statements of Operations and Comprehensive Income for the years ended December 31.

	2013
($ in thousands)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
Interest rate contracts	$431	$—	$—	$431
Embedded derivative financial instruments	(83)	8,977	(297)	8,597
Other contracts-structured settlement annuity reinsurance agreement	(10,297)	—	—	(10,297)

Total	$(9,949)	$8,977	$(297)	$(1,269)

	2012
	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
Interest rate contracts	$(296)	$—	$—	$(296)
Embedded derivative financial instruments	(13)	4,119	(142)	3,964
Other contracts-structured settlement annuity reinsurance agreement	14,276	—	—	14,276

Total	$13,967	$4,119	$(142)	$17,944

	2011
	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
Interest rate contracts	$(3,153)	$—	$—	$(3,153)
Embedded derivative financial instruments	3	(4,154)	(156)	(4,307)
Other contracts-structured settlement annuity reinsurance agreement	18,246	—	—	18,246

Total	$15,096	$(4,154)	$(156)	$10,786

The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2013, the Company did not have any collateral pledged to or from counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in thousands)	2013				2012
Rating(1)	Number of counter- parties	Notional Amount(2)	Credit exposure(2)	Exposure, net of collateral(2)	Number of counter- parties	Notional Amount(2)	Credit exposure(2)	Exposure, net of collateral(2)
A+	1	$21,700	$624	$624	1	$18,800	$209	$209
A	2	10,700	227	227	1	7,900	45	45
A-	—	—	—	—	2	68,700	21	21
BBB+	1	2,700	156	156	1	5,000	31	31
BBB	1	5,000	69	69	—	—	—	—

Total	5	$40,100	$1,076	$1,076	5	$100,400	$306	$306

(1)	Rating is the lower of S&P or Moody’s ratings.
(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.

Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

Certain of the Company’s derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if the Company’s financial strength credit ratings by Moody’s or S&P fall below a certain level or in the event the Company is no longer rated by either Moody’s or S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on the Company’s financial strength credit ratings by Moody’s or S&P, or in the event the Company is no longer rated by either Moody’s or S&P. The Company had no derivative instruments with termination, cross-default or collateral credit-risk-contingent features that were in a liability position as of December 31, 2013 or 2012.

Off-balance sheet financial instruments

The contractual amounts of off-balance-sheet financial instruments relating to commitments to invest in limited partnership interests and commitments to extend mortgage loans totaled $198.2 million and zero, respectively, as of December 31, 2013 and $118.6 million and $4.0 million, respectively, as of December 31, 2012. The contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.

Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses.